Benefit Plans	12 Months Ended
Dec. 31, 2013
Benefit Plans
Benefit Plans

11. Benefit Plans

        The Company established a 401(k) tax-deferred savings plan (the "Plan") for the benefit of employees. The Plan is a defined contribution plan and the Company may match a portion of employee contributions. For the years ended December 31, 2013 and 2012, $0.3 million and $0.2 million were contributed, respectively, to the Plan.

        In 2013, the Company established a 409A tax-deferred savings plan for the benefit of key employees. This plan is a defined contribution plan, and the Company may match a portion of employee contributions. For the year ended December 31, 2013, the Company made a negligible contribution to this plan.